36. Related Party Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Assets	R$ 35,930,100	R$ 33,162,377
Liabilities		33,162,377
Net operating revenues	14,934,780	14,024,573	R$ 13,101,753
Operating costs and expenses	(11,501,688)	(10,665,890)	(10,234,115)
Controlling shareholder | State of Paraná | Dividends payable
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	116,533	85,710
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Controlling shareholder | State of Paraná | CRC Transfer
Disclosure of transactions between related parties [line items]
Assets	1,445,042	1,516,362
Liabilities	0	0
Net operating revenues	188,797	90,712	188,918
Operating costs and expenses	0	0	0
Controlling shareholder | State of Paraná | "Luz Fraterna" Program
Disclosure of transactions between related parties [line items]
Assets	10,353	168,405
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Controlling shareholder | State of Paraná | 2014 World Cup construction work
Disclosure of transactions between related parties [line items]
Assets	0	14,266
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Controlling shareholder | State of Paraná | Morar Bem Paraná Program
Disclosure of transactions between related parties [line items]
Assets	0	261
Liabilities	0	0
Net operating revenues	0	1,165	5,502
Operating costs and expenses	0	0	0
Controlling shareholder | State of Paraná | Remuneration and employ social security charges assigned
Disclosure of transactions between related parties [line items]
Assets	1,248	56
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Controlling shareholder | State of Paraná | Telecommunication services
Disclosure of transactions between related parties [line items]
Assets	15,788	28,750
Liabilities	0	0
Net operating revenues	41,375	40,396	29,763
Operating costs and expenses	0	0	0
Controlling shareholder | State of Paraná | Sistema Meteorológico do Paraná - Simepar
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	181	0
Net operating revenues	0	0	0
Operating costs and expenses	(1,559)	(1,752)	(1,799)
Entities with significant influence | BNDES and BNDESPAR | Dividends payable
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	83,629	59,366
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Entities with significant influence | BNDES and BNDESPAR | Financing
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	2,208,920	1,576,660
Net operating revenues	0	0	0
Operating costs and expenses	(131,379)	(140,537)	(149,794)
Entities with significant influence | BNDES and BNDESPAR | Debentures - Compagas
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	17,651	42,675
Net operating revenues	0	0	0
Operating costs and expenses	(2,625)	(5,242)	(2,883)
Entities with significant influence | BNDES and BNDESPAR | Debentures - wind farms
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	268,286	281,448
Net operating revenues	0	0	0
Operating costs and expenses	(30,316)	(30,540)	(14,415)
State of Paraná investee | Sanepar
Disclosure of transactions between related parties [line items]
Assets	0	24
Liabilities	273	0
Net operating revenues	4,200	3,699	3,319
Operating costs and expenses	(5,227)	(1,783)	(1,455)
State of Paraná investee | Sanepar | Use of water withdrawn from plants’ reservoirs
Disclosure of transactions between related parties [line items]
Assets	144
Liabilities	0
Net operating revenues	0
Operating costs and expenses	0
State of Paraná investee | Sanepar | Dividends
Disclosure of transactions between related parties [line items]
Assets	0	12,095
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Joint Ventures | Voltalia São Miguel do Gostoso - mutual
Disclosure of transactions between related parties [line items]
Assets	0	38,169
Liabilities	0	0
Net operating revenues	294	3,513	3,509
Operating costs and expenses	0	0	0
Joint Ventures | Voltalia São Miguel do Gostoso - mutual | Dividends
Disclosure of transactions between related parties [line items]
Assets	1,032	1,032
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Joint Ventures | Costa Oeste Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets		206
Liabilities		59
Net operating revenues		1,034	848
Operating costs and expenses		(2,136)	(3,072)
Joint Ventures | Marumbi Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets		500
Liabilities		37
Net operating revenues		3,690	4,085
Operating costs and expenses		(756)	(900)
Joint Ventures | Caiuá Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	329	320
Liabilities	285	271
Net operating revenues	4,250	3,792	2,066
Operating costs and expenses	(14,869)	(13,700)	(15,595)
Joint Ventures | Caiuá Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	3,251	1,991
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Joint Ventures | Integração Maranhense Transmissora
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	58	43
Net operating revenues	0	0	0
Operating costs and expenses	(1,797)	(1,468)	(1,910)
Joint Ventures | Integração Maranhense Transmissora | Dividends
Disclosure of transactions between related parties [line items]
Assets	6,335	4,012
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Joint Ventures | Matrinchã Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	316	220
Net operating revenues	0	0	0
Operating costs and expenses	(9,514)	(6,636)	(4,043)
Joint Ventures | Matrinchã Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	22,007	36,840
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Joint Ventures | Transmissora Sul Brasileira
Disclosure of transactions between related parties [line items]
Assets		0
Liabilities		72
Net operating revenues		0	0
Operating costs and expenses		(2,590)	(3,593)
Joint Ventures | Guaraciaba Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	136	74
Net operating revenues	0	0	0
Operating costs and expenses	(4,475)	(3,202)	(966)
Joint Ventures | Guaraciaba Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	14,889	11,541
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Joint Ventures | Paranaíba Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	212	159
Net operating revenues	0	0	0
Operating costs and expenses	(6,595)	(3,642)	(283)
Joint Ventures | Paranaíba Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	8,940	7,093
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Joint Ventures | Cantareira Transmissora de Energia
Disclosure of transactions between related parties [line items]
Assets	0
Liabilities	170
Net operating revenues	0
Operating costs and expenses	(1,618)
Joint Ventures | Cantareira Transmissora de Energia | Dividends
Disclosure of transactions between related parties [line items]
Assets	0	2,146
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Joint Ventures | Mata de Santa Genebra Transmissão
Disclosure of transactions between related parties [line items]
Assets	5,126
Liabilities	0
Net operating revenues	6,600
Operating costs and expenses	0
Joint Ventures | Mata de Santa Genebra Transmissão | Dividends
Disclosure of transactions between related parties [line items]
Assets	0	3,264
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Joint Ventures | Foz do Chopim Energética | Dividends
Disclosure of transactions between related parties [line items]
Assets	18,071
Liabilities	0
Net operating revenues	0
Operating costs and expenses	0
Joint Ventures | Foz do Chopim Energética | Acquisition of power plant projects
Disclosure of transactions between related parties [line items]
Assets	0
Liabilities	19,461
Net operating revenues	0
Operating costs and expenses	0
Associates | Dona Francisca Energética S.A
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	1,436	1,436
Net operating revenues	0	0	0
Operating costs and expenses	(16,903)	(17,031)	(16,949)
Associates | Foz do Chopim Energética Ltda.
Disclosure of transactions between related parties [line items]
Assets	193	163
Liabilities	0	0
Net operating revenues	2,668	2,063	2,178
Operating costs and expenses	0	0	0
Associates | Sercomtel S.A. Telecomunicações
Disclosure of transactions between related parties [line items]
Assets	2,226	3,778
Liabilities	0	0
Net operating revenues	8,051	8,153	8,210
Operating costs and expenses	(4)	(4)	(6)
Key management staff | Fees and social security charges
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	(27,368)	(28,876)	(26,021)
Key management staff | Pension and healthcare plans
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	0	0
Net operating revenues	0	0	0
Operating costs and expenses	(1,725)	(1,690)	(1,403)
Other related parties | Fundação Copel
Disclosure of transactions between related parties [line items]
Assets	20	38
Liabilities	0	0
Net operating revenues	299	316	305
Operating costs and expenses		0	0
Other related parties | Fundação Copel | Pension and healthcare plans
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	968,763	866,103
Net operating revenues	0	0	0
Operating costs and expenses	0	0	0
Other related parties | Fundação Copel | Administrative property rental
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	312	349
Net operating revenues	0	0	0
Operating costs and expenses	(15,396)	(16,347)	(13,519)
Other related parties | Lactec
Disclosure of transactions between related parties [line items]
Assets	0	0
Liabilities	1,601	1,762
Net operating revenues	0	0	0
Operating costs and expenses	R$ (4,026)	R$ (15,912)	R$ (12,911)